PROVISION FOR ENVIRONMENTAL REHABILITATION - Reconciliation of Discounted Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other provisions [abstract]
Accretion expense	$ 3,001	$ 307
Less current portion	946	0
Long-term portion	70,680	92,849
Provision for environmental rehabilitation
Reconciliation of changes in other provisions [abstract]
Beginning balance	92,849	8,155
Acquisitions	1,247	85,734
Change in estimate capitalized	(24,849)	2,080
Accretion expense	3,001	351
Reclamation expenditures	(622)	0
Disposal	0	(3,471)
Ending balance	71,626	92,849
Less current portion	946	0
Long-term portion	70,680	92,849
Provision for environmental rehabilitation | Argenta
Reconciliation of changes in other provisions [abstract]
Beginning balance	0
Acquisitions	1,170
Change in estimate capitalized	0
Accretion expense	0
Reclamation expenditures	0
Disposal	0
Ending balance	1,170	0
Less current portion	398
Long-term portion	772
Provision for environmental rehabilitation | South Arturo
Reconciliation of changes in other provisions [abstract]
Beginning balance	0	3,427
Acquisitions		0
Change in estimate capitalized		0
Accretion expense		44
Reclamation expenditures		0
Disposal		(3,471)
Ending balance		0
Less current portion		0
Long-term portion		0
Provision for environmental rehabilitation | McCoy-Cove
Reconciliation of changes in other provisions [abstract]
Beginning balance	6,684	4,728
Acquisitions	0	0
Change in estimate capitalized	(84)	1,842
Accretion expense	212	114
Reclamation expenditures	0	0
Disposal	0	0
Ending balance	6,812	6,684
Less current portion	0	0
Long-term portion	6,812	6,684
Provision for environmental rehabilitation | Granite Creek
Reconciliation of changes in other provisions [abstract]
Beginning balance	2,394	0
Acquisitions	0	2,051
Change in estimate capitalized	(995)	318
Accretion expense	74	25
Reclamation expenditures	0	0
Disposal	0	0
Ending balance	1,473	2,394
Less current portion	0	0
Long-term portion	1,473	2,394
Provision for environmental rehabilitation | Lone Tree
Reconciliation of changes in other provisions [abstract]
Beginning balance	60,592	0
Acquisitions	77	60,475
Change in estimate capitalized	(13,066)	0
Accretion expense	1,917	117
Reclamation expenditures	(622)	0
Disposal	0	0
Ending balance	48,898	60,592
Less current portion	548	0
Long-term portion	48,350	60,592
Provision for environmental rehabilitation | Ruby Hill
Reconciliation of changes in other provisions [abstract]
Beginning balance	23,179	0
Acquisitions	0	23,208
Change in estimate capitalized	(10,704)	(80)
Accretion expense	798	51
Reclamation expenditures	0	0
Disposal	0	0
Ending balance	13,273	23,179
Less current portion	0	0
Long-term portion	$ 13,273	$ 23,179